Mineral Interests, Property and Equipment (Details) - Schedule of mineral interest, property and equipment - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Cost
Cost, Beginning Balance	$ 591,753		$ 425,978
Cost, Additions	70,683		165,775
Cost, Ending Balance	662,436		591,753
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(72)		(36)
Accumulated Depreciation, Depreciation expense	(85)	[1]	(36)
Accumulated Depreciation, Ending Balance	(157)		(72)
Net Book Value
Net Book Value	662,279		591,681
Mineral interests [Member]
Cost
Cost, Beginning Balance	591,446		425,671
Cost, Additions	40,559		165,775
Cost, Ending Balance	632,005		591,446
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense		[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value	632,005		591,446
Construction in progress [Member]
Cost
Cost, Beginning Balance
Cost, Additions	27,061
Cost, Ending Balance	27,061
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense		[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value	27,061
Property & Equipment [Member]
Cost
Cost, Beginning Balance
Cost, Additions	2,963
Cost, Ending Balance	2,963
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance
Accumulated Depreciation, Depreciation expense		[1]
Accumulated Depreciation, Ending Balance
Net Book Value
Net Book Value	2,963
Right-of-use assets [Member]
Cost
Cost, Beginning Balance	307		307
Cost, Additions	100
Cost, Ending Balance	407		307
Accumulated Depreciation
Accumulated Depreciation, Beginning Balance	(72)		(36)
Accumulated Depreciation, Depreciation expense	(85)	[1]	(36)
Accumulated Depreciation, Ending Balance	(157)		(72)
Net Book Value
Net Book Value	$ 250		$ 235

[1]	Depreciation expense related to equipment is capitalized to construction in progress.